INVESTMENTS IN DIRECT FINANCING LEASES (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2015 vessel	Dec. 31, 2018 USD ($) vessel Rate	Dec. 31, 2018 USD ($) vessel Rate	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 27, 2018 vessel
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Purchase of vessels			$ 1,137,703	$ 0	$ 0
Subsidiary, percentage owned | Rate		100.00%	100.00%
Investment in Direct Financing Leases (Details)
Number of VLCCs and Suezmaxes Chartered | vessel				9
Term of charters, minimum (in years)			6 years
Term of charters, maximum (in years)			8 years
Vessel impairment charge			$ 64,338	$ 0	$ 5,314
Assets accounted for as direct financing leases and leased to related parties | vessel		4	4
Number of container vessels contracted to be chartered in | vessel	2	4	4	2		2
Assets accounted for as sales-type lease | vessel		1	1	1
Term of lease or charter	15 years		7 years
Capital Leases, Net Investment in Direct Financing and Sales Type Leases		$ 802,159	$ 802,159	$ 618,071
Total minimum lease payments to be received		1,173,152	1,173,152	916,765
Minimum future lease revenues to be received [Abstract]
2019		106,503	106,503
2020		105,877	105,877
2021		105,257	105,257
2022		104,849	104,849
2023		104,690	104,690
Thereafter		645,976	645,976
Total minimum lease revenues		1,173,152	1,173,152
Container vessels contracted in subject to direct financing leases [Member]
Investment in Direct Financing Leases (Details)
Total minimum lease payments to be received		$ 870,000	$ 870,000	$ 432,200
Maximum [Member]
Investment in Direct Financing Leases (Details)
Term of lease or charter		11 years	15 years
Minimum [Member]
Investment in Direct Financing Leases (Details)
Term of lease or charter		6 years	5 years